Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2040 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2040 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(18.92%)
Since Inception	5.11%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0270
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	4.97%	[1]

[1]	AFrom August 31, 2018.